Financial Instrument Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities Financial Liabilities	The following is an analysis of the contractual maturities of the Company’s financial liabilities as of June 30, 2023:
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$4,326,662	$-	$-
Convertible promissory note to be settled with ordinary shares	5,015,000	-	-
Convertible loans	76,252	-	-
Silent partnerships	423,988	984,461	-
Lease liabilities	472,767	1,059,089	501,319
Payable for acquisition of intangible asset - related party	393,483	874,698	-
	$10,708,152	$2,918,248	$501,319